Risk Management - Gearing ratio (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Risk Management
Debt	$ 3,426,158	$ 3,313,048	$ 3,025,283
Cash and cash equivalent	(1,786,420)	(1,838,300)	(2,126,011)	$ (1,005,201)
Financial asset at fair value through profit or loss - current	(41,685)
Financial assets at amortized cost	(1,996,808)
Other financial assets - current		(683,812)	(31,543)
Net debt	(398,755)	790,936	867,729
Equity	$ 8,923,580	$ 6,721,335	$ 5,403,227	$ 4,190,255
Net debt to equity ratio	4.50%	11.80%	16.10%